UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

               Investment Company Act file number   811-21259
                                                 ---------------

                    GMAM Absolute Return Strategies Fund, LLC
          -------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                          767 Fifth Avenue, 15th Floor
                               New York, NY 10153
          -------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                               David Hartman, Esq.
                General Motors Investment Management Corporation
                          767 Fifth Avenue, 15th Floor
                               New York, NY 10153
          -------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (212) 418-6307
                                                          ---------------

                        Date of fiscal year end: March 31
                                                ---------

                   Date of reporting period: December 31, 2005
                                            ------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.

GMAM ABSOLUTE RETURN STRATEGY FUND I
(A SERIES OF GMAM ABSOLUTE RETURN STRATEGIES FUND, LLC)

SCHEDULE OF INVESTMENTS
DECEMBER 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                                                                          FIRST
                                                                             PERCENTAGE                 REDEMPTION
                                         INITIAL                   NUMBER        OF                        DATE
                                       ACQUISITION                   OF        MEMBERS'      FAIR         WITHOUT
                                          DATE         COST        SHARES      CAPITAL       VALUE         FEES**    LIQUIDITY***
                                          ----         ----        ------      -------       -----        -------    ------------
INVESTMENTS IN INVESTMENT FUNDS ^ #
(93.57%)
CONVERTIBLE ARBITRAGE (2.88%)
Aristeia International Limited,
  Class A                                Mar-03     $60,000,000    118,501      2.88%    $  65,758,057      N/A       Quarterly
                                                                                        ---------------
                                                                                            65,758,057
                                                                                        ---------------
DISTRESSED INVESTMENT (16.18%)
Avenue Europe International, Ltd.,
   Class D, Series 0805                  Aug-05      37,500,000      3,750      1.74%       39,930,943    9/30/07     Quarterly
Avenue Europe International, Ltd.,
   Class D, Series 0905                  Sept-05     20,000,000      2,000      0.92%       21,058,673    9/30/07     Quarterly
Avenue Europe International, Ltd.,
   Class D, Series 1005                  Oct-05      17,500,000      1,750      0.80%       18,192,630    12/31/07    Quarterly
Cerberus International, Ltd.             Dec-01      45,000,000        151      3.33%       76,166,363      N/A       Quarterly
Greywolf Capital Overseas Fund,
   Class A Initial Series                Dec-04      74,786,111     59,892      3.57%       81,572,424    11/30/06    Annually
Greywolf Capital Overseas Fund,
   Class S Series 1                      Dec-05         213,889        231      0.01%          230,829      N/A(1)     N/A(1)
King Street Capital, L.P.                Jun-02      60,000,000          *      3.75%       85,768,114      N/A       Quarterly
STYX International Fund, Ltd.,
   Series 1                              Apr-02      37,442,600     17,024      2.06%       47,065,309      N/A       Annually
                                                                                        ---------------
                                                                                           369,985,285
                                                                                        ---------------
EQUITY MARKET NEUTRAL (3.26%)
Numeric European Market Neutral
   Offshore Fund I, L.P.                 Aug-03      34,894,296          *      1.82%       41,675,522      N/A        Monthly
Numeric Japanese Market Neutral
   Offshore Fund III Ltd Class B
   Series 1                              Dec-02      25,000,000    250,000      1.44%       32,927,800      N/A        Monthly
                                                                                        ---------------
                                                                                            74,603,322
                                                                                        ---------------
EVENT DRIVEN (11.01%)
Castlerigg International Limited,
   Class Aa Series 1                     Nov-03      60,000,000    255,073      3.19%       72,994,177      N/A       Quarterly
Centaurus Alpha Fund, Ltd.,
   Voting A US $ Shares                  Dec-05      75,000,000    493,425      3.34%       76,504,157    6/30/06      Monthly
CNH MA I Ltd., Class C Series
   Initial                               Nov-01      20,054,405        199      0.98%       22,388,471      N/A       Quarterly
Empyrean Capital Overseas Fund
   Ltd., Class A Series 1                Aug-04      50,000,000     49,971      2.38%       54,350,035      N/A       Quarterly
Empyrean Capital Overseas Fund
   Ltd., Class A Series 5  05            Apr-05      25,000,000     25,000      1.12%       25,624,250    6/30/06     Quarterly
                                                                                        ---------------
                                                                                           251,861,090
                                                                                        ---------------
LONG/SHORT EQUITY (38.82%)
Alson Signature Fund Offshore
   Ltd., Class A Series 1                Apr-04      50,000,000     43,089      2.58%       59,011,784      N/A       Quarterly
Artis Technology Partners Ltd.,
   Class A Series 1                      Jan-04      46,121,727    367,578      2.40%       54,888,310      N/A        Monthly
Artis Technology 2X Ltd., Class A
   Series 1                              Aug-04      20,000,000    183,310      1.14%       26,034,241    2/28/07(2)   Monthly
Black Bear Offshore Fund Limited,
   Class A                               Jan-02      30,000,000    126,047      2.64%       60,252,110      N/A       Quarterly

GMAM ABSOLUTE RETURN STRATEGY FUND I
(A SERIES OF GMAM ABSOLUTE RETURN STRATEGIES FUND, LLC)

SCHEDULE OF INVESTMENTS
DECEMBER 31, 2005 (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

                                                                                                          FIRST
                                                                             PERCENTAGE                 REDEMPTION
                                         INITIAL                   NUMBER        OF                        DATE
                                       ACQUISITION                   OF        MEMBERS'      FAIR         WITHOUT
                                          DATE         COST        SHARES      CAPITAL       VALUE         FEES**    LIQUIDITY***
                                          ----         ----        ------      -------       -----        -------    ------------
INVESTMENTS IN INVESTMENT FUNDS ^ #
(93.57%) (CONTINUED)
LONG/SHORT EQUITY (38.82%) (CONTINUED)

Front Point Offshore Healthcare
   Fund, L.P.                            May-05     $75,000,000          *      3.48%    $  79,465,891      N/A       Quarterly
Front Point Offshore Value
   Discovery Fund, L.P.                  May-04      80,000,000          *      4.24%       96,780,373      N/A       Quarterly
Kinyan Capital, L.P.                     Aug-05      20,000,000          *      0.90%       20,549,997    9/30/07     Quarterly
Kinyan Capital Offshore Fund, Ltd.,
   Class A Series 6                      Aug-05      30,000,000    286,711      1.34%       30,739,908    9/30/07     Quarterly
Lansdowne European Equity Fund
    Ltd., Class B USD Shares
    Series 14 (01 Dec)                   Dec-05      25,000,000    206,199      1.15%       26,244,728    11/30/06     Monthly
Rosehill Japan Fund Ltd., Class A        Apr-02      15,000,000        788      0.90%       20,580,827      N/A       Quarterly
Rosehill Japan Fund Ltd., Class C        Apr-02      25,000,000      1,291      1.47%       33,717,147      N/A       Quarterly
Scout Capital Fund, Ltd., Class A
    Series 1                             Dec-01      64,945,547    477,802      3.81%       87,196,850      N/A       Quarterly
Spring Point Institutional Partners,
    L.P.                                 Feb-03      60,000,000          *      2.82%       64,519,273      N/A       Quarterly
Spring Point Opportunity Offshore
   Fund, Class A Series 2005-01-01       Jan-05      20,000,000    200,000      0.93%       21,322,000    3/31/06     Quarterly
Stadia Capital Limited, Class AB
Series 1                                 Jan-04      85,000,000    590,140      4.20%       96,125,230      N/A       Quarterly
Tosca Fund Ltd., USD Class               Apr-02      39,189,699    265,697      2.46%       56,318,829      N/A       Quarterly
Zaxis Offshore Limited, Class A1         Nov-01      23,601,863     19,354      1.24%       28,406,711      N/A        Monthly
Zaxis Offshore Limited, Class A47        May-04      25,000,000     25,000      1.12%       25,618,250      N/A        Monthly
                                                                                        ---------------
                                                                                           887,772,459
                                                                                        ---------------
MULTI-STRATEGY (16.73%)
Deephaven Market Neutral Fund
  Ltd., Class A2   Series N-05/2004      May-04      75,000,000     75,156      3.64%       83,118,998    6/30/06(3)  Quarterly
Double Black Diamond Ltd.,
   Series B - Unrestricted               Feb-04     100,000,000    515,478      4.73%      108,111,205    3/31/07(4)  Quarterly
Shepherd Investments International
   Limited, Class A                      Jan-02      77,733,535     29,168      4.46%      102,091,742      N/A       Quarterly
Silverback Offshore Ltd (USD),
   Class A1 Series 12                    Apr-04       9,402,840      9,403      0.33%        7,462,438      N/A       Quarterly
UBS Global Equity Arbitrage
   Limited, Class M Series 1             Oct-01      73,441,004     76,590      3.57%       81,737,190      N/A       Quarterly
                                                                                        ---------------
                                                                                           382,521,573
                                                                                        ---------------

RELATIVE VALUE (4.69%)
AQR Absolute Return  Offshore Fund
   Ltd., Class A  Series Initial 4       Aug-03      40,000,000        298      2.04%       46,751,069      N/A       Quarterly
The Obsidian (Offshore) Fund
   Class III Master Series               Feb-04      20,000,000     18,221      0.97%       22,261,132      N/A       Quarterly
The Obsidian (Offshore) Fund,
   Class IV Master Series                Sep-01      35,000,000     33,623      1.68%       38,302,604      N/A       Quarterly
                                                                                        ---------------
                                                                                           107,314,805
                                                                                        ---------------

TOTAL INVESTMENTS IN INVESTMENT FUNDS ^ # (COST  $1,806,827,516)                         2,139,816,591
                                                                                        ---------------

GMAM ABSOLUTE RETURN STRATEGY FUND I
(A SERIES OF GMAM ABSOLUTE RETURN STRATEGIES FUND, LLC)

SCHEDULE OF INVESTMENTS
DECEMBER 31, 2005 (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

                                                                                         FAIR
                                                                                        VALUE
                                                                                        -----
INVESTMENTS IN TIME DEPOSIT (6.35%)

JP Morgan Chase Nassau Time Deposit, 4.19%, January 3, 2006                        $   145,150,346
                                                                                   -----------------

TOTAL INVESTMENTS (COST $1,951,977,862)                                               2,284,966,937
                                                                                   -----------------


OTHER ASSETS IN EXCESS OF LIABILITIES (0.08%)                                             1,728,194
                                                                                   -----------------
MEMBERS' CAPITAL (100.00%)
                                                                                   $  2,286,695,131
                                                                                   =================

  # - Non-income producing securities.

  ^ - Securities are issued in private placement transactions and as such are restricted as to resale. Total cost and fair value of restricted securities as of December 31, 2005 was $1,806,827,516 and $2,139,816,591,
      respectively.

  * - Security is a partnership that does not issue shares.

 ** - Investing in Fund I involves certain risks, including the risk that the entire amount invested may be lost. Investments in Investment Funds may be restricted from early redemptions or subject to fees for early redemptions as part of contractual obligations agreed to by the Advisor on behalf of Fund I. Investment Funds generally require the Advisor to provide advanced notice of its intent to redeem Fund I's total or partial interest and may delay or deny a redemption request depending on the Investment Fund's governing agreements. As of December 31, 2005, approximately 23% of the investments in Investment Funds by Fund I was potentially subject to early redemption fees.

*** - Liquidity in Investment Funds may be limited due to a discretionary "gate" that may be imposed by the Investment Funds. Investment Funds typically exercise gates when redemption requests exceed a specified percentage of the overall Investment Funds. Gates are imposed to prevent disorderly withdrawals in the underlying Investment Funds, and may limit the amount of capital allowed to redeem from Investment Funds on their respective liquidity dates. As of December 31, 2005, approximately 34% of the investments in Investment Funds by Fund I was potentially subject to gates.

      Some of the Investment Funds may invest all or a portion of their assets in private placements which may be illiquid. Some of these investments are held in so-called "side pockets", sub-funds within the Investment Funds, which provide for their separate liquidation potentially over a much longer period than the liquidity an investment in the Investment Funds may provide. Were the Fund to seek to liquidate its investment in an Investment Fund which maintains these investments in a side pocket arrangement or which holds substantially all of its assets in illiquid securities, the Fund might not be able to fully liquidate its investment without delay, which could be considerable. In such cases, during the period until the Fund fully liquidated its interest in the Investment Fund, the value of its investment would fluctuate. As of December 31, 2005, approximately 3% of the investments in Investment Funds by Fund I was potentially subject to side pockets.

(1) These shares are not redeemable until the underlying investments are realized or "deemed realized" by the Portfolio Manager (the "Realization"). Upon Realization, these shares will be exchanged for new shares of the Greywolf Capital Overseas Fund, Class A Initial Series ("Original Series"). The new shares of the Original Series will be subject to the same liquidity terms as the Original Series.

(2) The initial subscription into Artis Technology 2X Ltd., Class A Series 1 in the amount of $10,000,000 is not subject to an early redemption fee. The subsequent subscriptions in the amounts of $5,000,000 and $5,000,000 may be redeemed without early redemption fees based on the valuation dates of February 28, 2007, and July 31, 2007, respectively.

(3) The initial subscription into Deephaven Market Neutral Fund Ltd., Class A2 Series N-05/2004 in the amount of $50,000,000 and the subsequent subscriptions in the amounts of $25,000,000 may be redeemed without early redemption fees based on the valuation dates of June 30, 2006, and September 30, 2006, respectively.

(4) The initial subscription into Double Black Diamond Ltd., Series B - Unrestricted in the amount of $50,000,000 and the subsequent subscriptions in the amounts of $50,000,000 may be redeemed without early redemption fees based on the valuation dates of March 31, 2007, and June 30, 2007, respectively.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or
     15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)               GMAM Absolute Return Strategies Fund, LLC
            -----------------------------------------------------------------

By (Signature and Title)*  /s/ W. Allen Reed
                         ----------------------------------------------------
                           W. Allen Reed, President
                           (principal executive officer)

Date     February 21, 2006
    -------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ W. Allen Reed
                         ----------------------------------------------------
                           W. Allen Reed, President
                           (principal executive officer)

Date     February 21, 2006
    -------------------------------------------------------------------------


By (Signature and Title)*  /s/ Michael E. Klehm
                         ----------------------------------------------------
                           Michael E. Klehm, Treasurer
                           (principal financial officer)

Date     February 17, 2006
    -------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.